Note 12 Financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Financial assets at fair value through other comprehensive income [Line Items]
Equity instruments Financial Assets At Fair Value Through Other Comprehensive Income	€ 1,612	€ 1,320
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income	61,584	59,074
Loans and Advances Financial Assets At Fair Value Through Other Comprehensive Income	27	27
Financial assets at fair value through other comprehensive income	63,223	60,421
of which loss allowances of debt securities	€ (112)	€ (74)